Contract liabilities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Feb. 28, 2026	Aug. 31, 2025
Contract liabilities
Opening balance	$ 5,674,870	$ 613,477
Payments received in advance	29,990,131	12,195,155
Payments reimbursed	(560,104)	(16,000)
Transferred to revenues	(28,738,099)	(11,781,960)
Business acquisition		4,675,341
Currency translation	5,945	(11,143)
Closing balance	$ 6,372,743	$ 5,674,870